Prepayments and Premiums Under Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Prepayments and Premiums Under Operating Leases [Abstract]
Beginning balance, At January 1	$ 2,570,682	$ 2,820,458
additions for the year	30,672	38,300
charge for the year	(105,340)	(118,783)
translation adjustment	156,092	(169,293)
Ending balance, At December 31	$ 2,652,106	$ 2,570,682